Accounts receivable, net (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accounts receivable, net
Accounts receivable, gross		376,368,921	197,715,605
Allowance for doubtful accounts:
Additional provision for bad debt	(2,021,216)	(12,540,836)
Balance at end of year		(12,540,836)
Accounts receivable, net	$ 58,638,443	363,828,085	197,715,605